Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

	December 31, 2012	December 31, 2011
Creditors	$226	$51
Brokers	820	614
Professional and legal fees	231	356

Total accounts payable	$1,277	$1,021